UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

[LOGO OMITTED]
CB CORE EQUITY FUND
ANNUAL REPORT                                                   OCTOBER 31, 2004

                                        INVESTMENT ADVISER:
                                        CB INVESTMENT MANAGERS, LLC

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Management Discussion of Fund Performance .................................    1

Statement of Net Assets ...................................................    3

Statement of Operations ...................................................   10

Statement of Changes in Net Assets ........................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13

Report of Independent Registered Public Accounting Firm ...................   18

Trustees and Officers of The Advisors' Inner Circle Fund ..................   20

Disclosure of Fund Expenses ...............................................   28

Notice to Shareholders ....................................................   30
--------------------------------------------------------------------------------

The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
Management Discussion of Fund Performance

October 31, 2004 marked the completion of our first full fiscal year as a mutual fund. This year, as all others, was full of uncertainties. Large among them were the war on terrorism and the election. We believe that these have distracted us from a solid fundamental picture that includes low interest rates (even if rising), a low inflation environment, and a growing economy.

While we stay abreast of the current economic environment, we believe in the underlying principles of our economy and are confident of its long term success. Therefore, we believe that investors that have longer time horizons should invest a core position in the U.S. stock market. The CB Core Equity Fund is managed to be that core position. We diversify into most sectors of the economy and pick companies within the sectors that reflect our investment philosophy.

Our stock selection focuses on quality companies characterized by strong earnings and low relative valuations. We attempt to differentiate ourselves from the pack with our behavior relative to the changes that we are faced with on a daily basis. On individual stocks, we are trend followers. We want to hold companies whose earnings and price have positive trends. Conversely, we want to avoid companies whose earnings and price are declining. Last year, especially late, we found an inability for trends to continue. Many times a company would have good earnings reports but warn about the quarter to follow leading to price declines. This lack of sustainable trends made the year a difficult one from the standpoint of relative performance. While we outperformed the average large capitalization blend manager, we lagged the S&P 500 Index. We understand that this is a difficult standard, but hold to the belief that inefficiencies do exist and that over time will yield to a disciplined approach towards portfolio construction and stock selection.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                         CB Core Equity Fund       S&P 500 Index
10/31/94                                       $10,000                $10,000
Oct 95                                          11,547                 12,644
Oct 96                                          14,276                 15,691
Oct 97                                          18,848                 20,730
Oct 98                                          22,005                 25,288
Oct 99                                          29,082                 31,780
Oct 00                                          32,249                 33,715
Oct 01                                          24,083                 25,320
Oct 02                                          21,839                 21,494
Oct 03                                          25,822                 25,965
Oct 04                                          27,519                 28,411

                         Periods ended on October 31st

        ----------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED OCTOBER 31, 2004
        ----------------------------------------------------------------
                        Annualized         Annualized         Annualized
        1 Year            3 Year+            5 Year+           10 Year+
        ----------------------------------------------------------------
        6.57%              4.55%             (1.10%)            10.65%
        ----------------------------------------------------------------

* If the Adviser and/or Fund's service providers had not limited certain expenses, the Fund's total return would have been lower.

+ For periods prior to May 2003, when the Fund began operating, the performance quoted reflects performance of the Advisor's similarly managed collective investment fund and common trust fund, adjusted to reflect the funds' fees and expenses. The collective investment fund and common trust fund were not registered mutual funds and therefore were not subject to certain investment and tax restrictions which may have adversely affected performance.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE
     ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT
    REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT
                ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

     THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

    S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS
      DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR
                                   INDUSTRIES.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

19.0%    Financials
18.6%    Information Technology
11.8%    Consumer Discretionary
10.1%    Industrials
 9.3%    Health Care
 8.8%    Energy
 4.5%    U.S. Treasury Obligation
 4.4%    Materials
 4.2%    Short-Term Investments
 3.9%    Consumer Staples
 3.8%    Utilities
 1.6%    Telecommunication Services

+     PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 91.4%
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------    ------------
BASIC MATERIALS -- 3.4%
CHEMICALS -- 1.0%
  Praxair .........................................      10,680    $    450,696
                                                                   ------------
METALS -- 2.4%
  Nucor ...........................................      20,240         854,735
  Phelps Dodge ....................................       2,475         216,662
                                                                   ------------
                                                                      1,071,397
                                                                   ------------
  Total Basic Materials ...........................                   1,522,093
                                                                   ------------
CONSUMER DURABLES -- 0.4%
AUTOS -- 0.4%
  General Motors ..................................       4,150         159,982
                                                                   ------------
  Total Consumer Durables .........................                     159,982
                                                                   ------------
CONSUMER MERCHANDISE -- 3.8%
RETAIL - APPAREL -- 1.7%
  Gap .............................................      38,550         770,229
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------    ------------
RETAIL - SPECIALTY -- 2.1%
  Staples .........................................      31,315    $    931,308
                                                                   ------------
  Total Consumer Merchandise ......................                   1,701,537
                                                                   ------------
CONSUMER NON-DURABLES -- 6.2%
BEVERAGES - ALCOHOLIC -- 0.6%
  Constellation Brands, Cl A* .....................       6,480         254,210
                                                                   ------------
BEVERAGES - SOFT -- 0.8%
  PepsiCo .........................................       7,657         379,634
                                                                   ------------
CONSUMER PRODUCTS -- 1.3%
  Procter & Gamble ................................      11,087         567,433
                                                                   ------------
FOODS -- 1.2%
  Archer-Daniels-Midland ..........................      27,040         523,765
                                                                   ------------
LEISURE - PRODUCTS -- 2.3%
  Harley-Davidson .................................      17,675       1,017,550
                                                                   ------------
  Total Consumer Non-Durables                                         2,742,592
                                                                   ------------
CONSUMER SERVICES -- 5.5%
LODGING/HOTELS/GAMING -- 1.2%
  Choice Hotels International .....................       5,230         260,977
  Scientific Games, Cl A* .........................      12,575         266,338
                                                                   ------------
                                                                        527,315
                                                                   ------------
MEDIA -- 3.1%
  MULTIMEDIA -- 3.1%
  Fox Entertainment Group, Cl A* ..................      15,420         457,357
  Pixar* ..........................................       6,305         507,048
  Walt Disney .....................................      16,775         423,066
                                                                   ------------
                                                                      1,387,471
                                                                   ------------
RESTAURANTS -- 1.2%
  Sonic* ..........................................      19,050         518,732
                                                                   ------------
  Total Consumer Services .........................                   2,433,518
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------    ------------
ENERGY -- 9.8%
OIL EQUIPMENT & SERVICE -- 2.7%
  BJ Services* ....................................       9,495    $    484,245
  Nabors Industries Ltd.* .........................      15,040         738,765
                                                                   ------------
                                                                      1,223,010
                                                                   ------------
OIL EXPLORATION & PRODUCTION -- 3.4%
  Anadarko Petroleum ..............................       7,675         517,679
  Burlington Resources ............................      12,940         537,010
  Headwaters* .....................................      14,180         446,670
                                                                   ------------
                                                                      1,501,359
                                                                   ------------
OIL INTEGRATED -- 3.7%
  ChevronTexaco ...................................       8,194         434,774
  ConocoPhillips ..................................      14,279       1,203,862
                                                                   ------------
                                                                      1,638,636
                                                                   ------------
  Total Energy ....................................                   4,363,005
                                                                   ------------
FINANCIAL SERVICES -- 19.8%
BANKS -- 7.9%
  REGIONAL -- 4.5%
  Bancorpsouth ....................................      10,310         245,275
  Regions Financial ...............................      13,960         489,716
  SouthTrust ......................................      11,935         520,008
  Zions Bancorporation ............................      11,140         737,134
                                                                   ------------
                                                                      1,992,133
                                                                   ------------
  SUPER REGIONAL -- 3.4%
  Bank of America .................................      15,950         714,401
  Wells Fargo .....................................      12,720         759,638
                                                                   ------------
                                                                      1,474,039
                                                                   ------------
                                                                      3,466,172
                                                                   ------------
FINANCIAL MISCELLANEOUS -- 5.7%
  CONSUMER FINANCE -- 0.8%
  H&R Block .......................................       7,255         344,975
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------    ------------
  DIVERSIFIED -- 2.9%
    Citigroup .....................................      28,983    $  1,285,976
                                                                   ------------
  INVESTMENT BANKERS/BROKERS -- 2.0%
    Morgan Stanley ................................      17,685         903,527
                                                                   ------------
                                                                      2,534,478
                                                                   ------------
INSURANCE -- 6.2%
  LIFE INSURANCE -- 3.8%
    AFLAC .........................................      29,203       1,047,804
    Lincoln National ..............................      14,745         645,831
                                                                   ------------
                                                                      1,693,635
                                                                   ------------
  MULTI-LINE INSURANCE -- 2.4%
    Hartford Financial Services Group .............       6,480         378,950
    Metlife .......................................      17,800         682,630
                                                                   ------------
                                                                      1,061,580
                                                                   ------------
                                                                      2,755,215
                                                                   ------------
  Total Financial Services ........................                   8,755,865
                                                                   ------------
HEALTHCARE -- 9.3%
HEALTHCARE SERVICES -- 0.9%
  HMOS -- 0.9%
    Aetna .........................................       4,220         400,900
                                                                   ------------
MEDICAL PRODUCTS -- 3.3%
  PRODUCTS -- 3.3%
    Cooper ........................................      11,815         831,185
    Dentsply International ........................       4,435         230,665
    Stryker .......................................       9,269         399,401
                                                                   ------------
                                                                      1,461,251
                                                                   ------------
PHARMACEUTICALS -- 5.1%
  MEDICAL DRUGS -- 5.1%
    Forest Laboratories* ..........................       9,810         437,526
    Perrigo .......................................      23,545         428,048
    Pfizer ........................................      27,595         798,875

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------    ------------
PHARMACEUTICALS -- CONTINUED
  MEDICAL DRUGS -- CONTINUED
   Schering-Plough ................................      33,585    $    608,224
                                                                   ------------
                                                                      2,272,673
                                                                   ------------
   Total Healthcare ...............................                   4,134,824
                                                                   ------------
INDUSTRIAL -- 9.4%
ELECTRONICS -- 0.8%
   Agilent Technologies* ..........................      12,915         323,650
                                                                   ------------
MACHINERY -- 1.3%
   Deere ..........................................       9,610         574,486
                                                                   ------------
MANUFACTURING -- 7.3%
   General Electric ...............................      42,148       1,438,090
   Lennar, Cl A ...................................       9,125         410,442
   Tyco International Ltd .........................      44,828       1,396,392
                                                                   ------------
                                                                      3,244,924
                                                                   ------------
   Total Industrial ...............................                   4,143,060
                                                                   ------------
TECHNOLOGY -- 18.4%
COMPUTER HARDWARE -- 3.0%
  COMPUTERS -- 2.1%
   Dell* ..........................................      26,054         913,453
                                                                   ------------
  MEMORY & PERIPHERALS -- 0.9%
   Lexmark International* .........................       4,935         410,148
                                                                   ------------
                                                                      1,323,601
                                                                   ------------
COMPUTER SOFTWARE -- 7.1%
  COMPUTER SERVICES -- 1.2%
   Factset Research Systems .......................      10,525         524,566
                                                                   ------------
  DATA PROCESSING -- 1.6%
   Dun & Bradstreet* ..............................      12,750         721,140
                                                                   ------------
  SYSTEMS -- 4.3%
   Autodesk .......................................      15,450         814,988
   Microsoft ......................................      38,718       1,083,717
                                                                   ------------
                                                                      1,898,705
                                                                   ------------
                                                                      3,144,411
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONCLUDED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ----------    ------------
SEMICONDUCTORS -- 2.9%
  SEMICONDUCTORS -- 2.9%
   Applied Materials* .............................      13,425    $    216,142
   Broadcom* ......................................      17,130         463,367
   Intel ..........................................      27,520         612,595
                                                                   ------------
                                                                      1,292,104
                                                                   ------------
TELECOMMUNICATIONS -- 5.4%
  WIRELESS EQUIPMENT -- 5.4%
   Harris .........................................      19,440       1,196,143
   Qualcomm .......................................      28,110       1,175,279
                                                                   ------------
                                                                      2,371,422
                                                                   ------------
   Total Technology ...............................                   8,131,538
                                                                   ------------
UTILITIES - ELECTRIC & GAS -- 3.8%
ELECTRIC -- 2.4%
   Constellation Energy Group .....................       5,580         226,660
   Southern .......................................      14,704         464,499
   TXU ............................................       5,705         349,260
                                                                   ------------
                                                                      1,040,419
                                                                   ------------
GAS -- 1.4%
   Sempra Energy ..................................      18,780         629,881
                                                                   ------------
   Total Utilities - Electric & Gas ...............                   1,670,300
                                                                   ------------
UTILITIES - TELEPHONE -- 1.6%
TELEPHONE - INTEGRATED -- 1.6%
   Alltel .........................................      13,255         728,097
                                                                   ------------
   Total Utilities - Telephone ....................                     728,097
                                                                   ------------
   TOTAL COMMON STOCK
     (Cost $35,175,085) ...........................                  40,486,411
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TREASURY BILL -- 4.5%
--------------------------------------------------------------------------------
                                                       FACE
                                                   AMOUNT/SHARES       VALUE
                                                   -------------   ------------
  U.S. Treasury Bill(A)
    1.600%, 11/04/04 ..............................  $2,000,000    $  1,999,728
                                                                   ------------
  TOTAL TREASURY BILL
    (Cost $1,999,733) .............................                   1,999,728
                                                                   ------------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.2%
--------------------------------------------------------------------------------
  HighMark Diversified Money Market Fund ..........   1,765,105       1,765,105
  HighMark U.S. Government Money Market Fund ......      74,971          74,971
                                                                   ------------
  TOTAL MONEY MARKET FUNDS
    (Cost $1,840,076) .............................                   1,840,076
                                                                   ------------
  TOTAL INVESTMENTS -- 100.1%
    (Cost $39,014,894) ............................                  44,326,215
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
  Investment Advisory Fees Payable ................                     (26,369)
  Administration Fees Payable .....................                      (8,220)
  Trustees' Fees Payable ..........................                      (1,510)
  Payable for Capital Shares Redeemed .............                      (1,005)
  Other Assets and Liabilities, Net ...............                       4,931
                                                                   ------------
  TOTAL OTHER ASSETS AND LIABILITIES ..............                     (32,173)
                                                                   ------------
  NET ASSETS -- 100.0% ............................                $ 44,294,042
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
  Portfolio Shares of Institutional Class
    (Unlimited authorization -- no par value)
    based on 3,615,682 outstanding shares
    of beneficial interest ........................                $ 36,091,960
  Undistributed net investment income .............                       9,007
  Accumulated net realized gain on investments ....                   2,881,754
  Net unrealized appreciation on investments ......                   5,311,321
                                                                   ------------
  NET ASSETS ......................................                $ 44,294,042
                                                                   ============

Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class ..........                      $12.25
                                                                         ======

   *  NON-INCOME PRODUCING SECURITY

 (A)  THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF
      PURCHASE.

  CL  CLASS

LTD.  LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................    $   535,670
Interest .......................................................         22,269
Less: Foreign Taxes Withheld ...................................           (542)
                                                                    -----------
  TOTAL INVESTMENT INCOME ......................................        557,397
                                                                    -----------
EXPENSES
Investment Advisory Fees .......................................        345,563
Administration Fees ............................................        100,000
Trustees' Fees .................................................          5,413
Transfer Agent Fees ............................................         26,111
Offering Costs (1) .............................................         18,691
Audit Fees .....................................................         17,244
Legal Fees .....................................................         15,042
Printing Fees ..................................................          9,643
Custodian Fees .................................................          6,086
Insurance and Other Fees .......................................          2,365
                                                                    -----------
  TOTAL EXPENSES ...............................................        546,158
                                                                    -----------
Less: Advisory Fee Waiver ......................................       (140,108)
                                                                    -----------
NET EXPENSES ...................................................        406,050
                                                                    -----------
NET INVESTMENT INCOME ..........................................        151,347
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ...............................      3,204,196
NET CHANGE IN UNREALIZED DEPRECIATION
  ON INVESTMENTS ...............................................       (817,224)
                                                                    -----------
NET GAIN ON INVESTMENTS ........................................      2,386,972
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $ 2,538,319
                                                                    ===========

(1)   SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED         MAY 20, 2003*
                                                                    OCTOBER 31,        TO OCTOBER 31,
                                                                       2004                 2003
                                                                   ------------        --------------
OPERATIONS:
  Net Investment Income ...................................        $    151,347         $     77,430
  Net Realized Gain (Loss) on Investments .................           3,204,196             (322,442)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ........................................            (817,224)           5,011,066
                                                                   ------------         ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................................           2,538,319            4,766,054
                                                                   ------------         ------------
DIVIDENDS:
  Net Investment Income ...................................            (167,160)             (52,610)
                                                                   ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Issued ..................................................           8,083,343            3,671,217
  Issued in Connection with Collective Investment
    Fund Conversion (1) ...................................                  --           29,639,359
  Issued in Connection with an In-Kind Purchase (2) .......                  --              855,370
  In Lieu of Dividends ....................................             121,417               38,805
  Redeemed ................................................          (4,167,398)          (1,032,674)
                                                                   ------------         ------------
  NET INCREASE IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS ............................           4,037,362           33,172,077
                                                                   ------------         ------------
    TOTAL INCREASE IN NET ASSETS ..........................           6,408,521           37,885,521
                                                                   ------------         ------------
NET ASSETS:
  Beginning of Period .....................................          37,885,521                   --
  End of Period (including undistributed net investment
    income of $9,007 and $24,820, respectively) ...........        $ 44,294,042         $ 37,885,521
                                                                   ============         ============
SHARE TRANSACTIONS:
  Issued ..................................................             666,218              332,235
  Issued in Connection with Collective Investment
    Fund Conversion (1) ...................................                  --            2,963,946
  Issued in Connection with an In-Kind Purchase (2) .......                  --               78,330
  In Lieu of Dividends ....................................              10,116                3,537
  Redeemed ................................................            (343,126)             (95,574)
                                                                   ------------         ------------
  NET INCREASE IN SHARES OUTSTANDING FROM
    SHARE TRANSACTIONS ....................................             333,208            3,282,474
                                                                   ============         ============

  *   COMMENCEMENT OF OPERATIONS

(1)   SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

(2)   SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 YEAR ENDED         MAY 20, 2003*
                                                                 OCTOBER 31,       TO OCTOBER 31,
                                                                    2004                2003
                                                                 -----------       --------------
Net Asset Value, Beginning of Period ....................        $    11.54          $    10.00
                                                                 ----------          ----------
Income from Operations
  Net Investment Income .................................              0.04                0.02
  Net Realized and Unrealized Gain ......................              0.72                1.54
                                                                 ----------          ----------
  Total from Operations .................................              0.76                1.56
                                                                 ----------          ----------
Dividends:
  Net Investment Income .................................             (0.05)              (0.02)
                                                                 ----------          ----------
Net Asset Value, End of Period ..........................        $    12.25          $    11.54
                                                                 ==========          ==========
TOTAL RETURN+ ...........................................              6.57%              15.57%++
                                                                 ==========          ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...................        $   44,294          $   37,886
Ratio of Expenses to Average Net Assets .................              0.94%               0.94%
Ratio of Expenses to Average Net Assets
  (excluding waivers) ...................................              1.26%               1.60%
Ratio of Net Investment Income to Average Net Assets ....              0.35%               0.51%
Portfolio Turnover Rate .................................             88.38%              30.57%

 *    COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN
      ANNUALIZED.

 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT, IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On May 20, 2003, the Fund commenced operations as a result of the reorganization of a collective investment fund and a common trust fund (the "successor funds") managed by CB Investment Managers, LLC. As a result of the reorganization, 2,963,946 shares of the Fund were exchanged for 1,136,872 shares of the successor funds. The net assets from the successor funds that were reorganized into the Fund were valued at $29,639,359 which included unrealized appreciation of $1,117,479.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

      OFFERING COSTS -- Offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were capitalized and amortized to expense over a twelve-month period from the Fund's inception on May 20, 2003. As of October 31, 2004, these costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000 for one fund, and shall be increased by $100,000 for each fund thereafter, and by $15,000 for each additional class per fund after the first class, apportioned to the Fund as a percentage of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, CB Investment Managers, LLC (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2004, the Fund made purchases of $37,928,210 and sales of $35,740,415 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. As of October 31, 2004, there were no permanent book and tax differences.

The tax character of all dividends paid for the year ended October 31, 2004 and the period ended October 31, 2003 were deemed ordinary income and amounted to $167,160 and $52,610, respectively.

As of October 31, 2004, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                       $    33,849
Accumulated Net Realized Gain                                         2,881,753
Unrealized Appreciation                                               5,311,321
Other Temporary Differences                                             (24,841)
                                                                    -----------
Total Distributable Earnings                                        $ 8,202,082
                                                                    ===========

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

For the year ended October 31, 2004, the Fund utilized $322,442 in capital loss carryforwards to offset realized capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2004, were as follows:

      FEDERAL TAX          APPRECIATED         DEPRECIATED        NET UNREALIZED
         COST              SECURITIES           SECURITIES         APPRECIATION
      -----------          -----------         -----------        --------------
      $39,014,894          $6,540,785          $(1,229,464)         $5,311,321

8. IN-KIND TRANSACTIONS:

During the period ended October 31, 2003, the Fund primarily received securities in lieu of cash for shareholder subscriptions. The value of the subscriptions was as follows:

      SUBSCRIPTION          SUBSCRIPTION AT VALUE         SHARES SUBSCRIBED
      ------------          ---------------------         -----------------
        $855,370                  $855,370                      78,330

9. OTHER:

At October 31, 2004, 97% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
CB Core Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of CB Core Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets and the financial highlights for the year ended October 31, 2004 and the period from May 20, 2003 (inception) through October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CB Core Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year ended October 31, 2004, the statements of changes in its net assets and the financial highlights for the year ended October 31, 2004 and the period from May 20, 2003 (inception) through October 31, 2003, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as

                                                                      TERM OF
                                     POSITION(S)                    OFFICE AND
     NAME, ADDRESS,                   HELD WITH                      LENGTH OF
         AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                         Trustee                    (Since 1993)
77 yrs. old

--------------------------------------------------------------------------------
ROBERT A. PATTERSON                    Trustee                    (Since 1993)
87 yrs. old






--------------------------------------------------------------------------------
EUGENE B. PETERS                       Trustee                    (Since 1993)
75 yrs. old







--------------------------------------------------------------------------------
JAMES M. STOREY                        Trustee                    (Since 1994)
73 yrs. old










--------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-637-6884.The following chart lists Trustees and Officers as of November 16, 2004.

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                           IN THE ADVISORS'
                                                                          INNER CIRCLE FUND
                                      PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
                                        DURING PAST 5 YEARS                     MEMBER               HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY               Vice Chairman of Ameritrust Texas                    43          Trustee of The Advisors' Inner,
77 yrs. old                  N.A., 1989-1992, and MTrust Corp.,                               Circle Fund II, The MDL Funds,
                             1985-1989.                                                       and The Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON          Pennsylvania State University, Senior                43          Member and Treasurer, Board of
87 yrs. old                  Vice President, Treasurer (Emeritus);                            Trustees of Grove City College.
                             Financial and Investment Consultant,                             Trustee of The Advisors' Inner
                             Professor of Transportation since 1984; -                        Circle Fund II, The MDL Funds
                             Vice President-Investments, Treasurer,                           and The Expedition Funds.
                             Senior Vice President (Emeritus),
                             1982-1984. Director, Pennsylvania
                             Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS             Private investor from 1987 to present.               43          Trustee of The Advisors' Inner
75 yrs. old                  Vice President and Chief Financial                               Circle Fund II, The MDL Funds,
                             Officer, Western Company of North                                and The Expedition Funds.
                             America (petroleum service company),
                             1980-1986. President of Gene Peters
                             and Associates (import company),
                             1978-1980. President and Chief
                             Executive Officer of Jos. Schlitz
                             Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY              Attorney, solo practitioner since                    43          Trustee of The Advisors' Inner
73 yrs. old                  1994. Partner, Dechert (law firm),                               Circle Fund II, The MDL Funds,
                             September 1987-December 1993.                                    The Expedition Funds, State Street
                                                                                              Research Funds, Massachusetts
                                                                                              Health and Education Tax-Exempt
                                                                                              Trust, SEI Asset Allocation Trust,
                                                                                              SEI Daily Income Trust, SEI Index
                                                                                              Funds, SEI Institutional International
                                                                                              Trust, SEI Institutional Investments
                                                                                              Trust, SEI Institutional Managed
                                                                                              Trust, SEI Liquid Asset Trust
                                                                                              and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                     POSITION(S)                    OFFICE AND
     NAME, ADDRESS,                   HELD WITH                      LENGTH OF
         AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
GEORGE J. SULLIVAN, JR.                Trustee                    (Since 1999)
62 yrs. old















--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A. NESHER                      Chairman                    (Since 1991)
58 yrs. old                         of the Board
                                     of Trustees



















--------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                           IN THE ADVISORS'
                                                                          INNER CIRCLE FUND
                                      PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
                                        DURING PAST 5 YEARS                     MEMBER               HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
GEORGE J. SULLIVAN, JR.      Chief Executive Officer, Newfound                    43          Trustee, State Street Navigator
62 yrs. old                  Consultants, Inc. since April 1997.                              Securities Lending Trust, since
                             General Partner, Teton Partners, L.P.,                           1995. Trustee of The Advisors'
                             June 1991-December 1996; Chief                                   Inner Circle Fund II, The MDL
                             Financial Officer, Nobel Partners, L.P.,                         Funds, The Expedition Funds,
                             March 1991-December 1996; Treasurer                              SEI Asset Allocation Trust, SEI
                             and Clerk, Peak Asset Management,                                Daily Income Trust, SEI Index
                             Inc., since 1991.                                                Funds, SEI Institutional
                                                                                              International Trust, SEI
                                                                                              Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust, SEI Tax
                                                                                              Exempt Trust. SEI Absolute Return
                                                                                              Master Fund, L.P., SEI Opportunity
                                                                                              Master Fund, L.P., SEI Absolute
                                                                                              Return Fund, L.P., and SEI
                                                                                              Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A. NESHER             Currently performs various services on               43          Trustee of The Advisors' Inner
58 yrs. old                  behalf of SEI Investments for which                              Circle Fund II, Bishop Street
                             Mr. Nesher is compensated. Executive                             Funds, The Expedition Funds,
                             Vice President of SEI Investments,                               The MDL Funds, SEI Asset
                             1986-1994. Director and Executive                                Allocation Trust, SEI Daily
                             Vice President of the Administrator                              Income Trust, SEI Index Funds,
                             and the Distributor, 1981-1994.                                  SEI Institutional International
                                                                                              Trust, SEI Institutional
                                                                                              Investments Trust, SEI
                                                                                              Institutional Managed Trust, SEI
                                                                                              Liquid Asset Trust, SEI Tax
                                                                                              Exempt Trust, SEI Opportunity
                                                                                              Master Fund, L.P., SEI
                                                                                              Opportunity Fund, L.P., SEI
                                                                                              Absolute Return Master Fund,
                                                                                              L.P., SEI Absolute Return Fund,
                                                                                              L.P., SEI Global Master Fund,
                                                                                              PLC, SEI Global Assets Fund,
                                                                                              PLC, SEI Global Investments
                                                                                              Fund, PLC and SEI Investment
                                                                                              Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                     POSITION(S)                    OFFICE AND
     NAME, ADDRESS,                   HELD WITH                      LENGTH OF
         AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN                       Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
64 yrs. old









--------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                    President                   (Since 2003)
42 yrs. old





--------------------------------------------------------------------------------
PETER GOLDEN                    Controller and Chief              (Since 2004)
40 yrs. old                      Financial Officer






--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                 Chief Compliance               (Since 2004)
36 yrs. old                            Officer





--------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                           IN THE ADVISORS'
                                                                          INNER CIRCLE FUND
                                      PRINCIPAL OCCUPATION(S)             OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
                                        DURING PAST 5 YEARS                 MEMBER/OFFICER       HELD BY BOARD MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN             Self-employed consultant since 2003.                 43          Director of SEI Investments
1701 Market Street,          Partner, Morgan, Lewis & Bockius                                 Company and SEI Investments
Philadelphia, PA 19103       LLP (law firm), counsel to the Trust,                            Distribution Co., Trustee of The
64 yrs. old                  SEI Investments, the Administrator                               Advisors Inner Circle Fund II, The
                             and the Distributor from 1976-2003.                              MDL Funds, The Expedition
                             Director of Distributor since 2003.                              Funds, SEI Asset Allocation Trust,
                             Director of SEI Investments since 1974;                          SEI Daily Income Trust, SEI
                             Secretary of SEI Investments since 1978.                         Index Funds, SEI Institutional
                                                                                              International Trust, SEI
                                                                                              Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust and SEI
                                                                                              Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA           Senior Operations Officer, SEI                       N/A                      N/A
42 yrs. old                  Investments, Fund Accounting
                             Administration since 1996; Assistant
                             Chief Accountant for the U.S. Securities
                             and Exchange Commission's Division
                             of Investment Management from
                             1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN                 Director, SEI Investments, Fund                      N/A                      N/A
40 yrs. old                  Accounting and Administration since
                             June 2001. From March 2000 to 2001,
                             Vice President of Funds Administration
                             for J.P. Morgan Chase & Co. From
                             1997 to 2000, Vice President of
                             Pension and Mutual Fund Accounting
                             for Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Vice President and Assistant Secretary of            N/A                     N/A
36 yrs. old                  SEI Investments Global Funds Services
                             and SEI Investments Distribution Co.,
                             from 2000-2004; Vice President, Merrill
                             Lynch & Co. Asset Management Group
                             from 1998-2000; Associate at Pepper
                             Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

(3)   Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
      1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                     POSITION(S)                    OFFICE AND
     NAME, ADDRESS,                   HELD WITH                      LENGTH OF
         AGE(1)                       THE TRUST                     TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE                     Vice President and                (Since 2004)
36 yrs. old                           Secretary






--------------------------------------------------------------------------------
TIMOTHY D. BARTO                 Vice President and                (Since 2000)
36 yrs. old                      Assistant Secretary




--------------------------------------------------------------------------------
JOHN MUNERA                      Vice President and                (Since 2002)
41 yrs. old                      Assistant Secretary


--------------------------------------------------------------------------------
PHILIP T. MASTERSON              Vice President and                (Since 2004)
40 yrs. old                      Assistant Secretary






--------------------------------------------------------------------------------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                           IN THE ADVISORS'
                                                                          INNER CIRCLE FUND
                                      PRINCIPAL OCCUPATION(S)                 OVERSEEN BY            OTHER DIRECTORSHIPS
                                        DURING PAST 5 YEARS                     OFFICER                HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE                 Employed by SEI Investments                          N/A                        N/A
36 yrs. old                  Company since 2004. Vice President,
                             Deutsche Asset Management from
                             2003-2004. Associate, Morgan, Lewis
                             & Bockius LLP from 2000-2003.
                             Counsel, Assistant Vice President,
                             ING Variable Annuities Group from
                             1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             General Counsel, Vice President and                  N/A                        N/A
36 yrs. old                  Secretary of SEI Investments Global
                             Funds Services since 1999; Associate,
                             Dechert (law firm) from 1997-1999;
                             Associate, Richter, Miller & Finn
                             (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                  Middle Office Compliance Officer at                  N/A                        N/A
41 yrs. old                  SEI Investments since 2000; Supervising
                             Examiner at Federal Reserve Bank of
                             Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON          Employed by SEI Investments Company                  N/A                        N/A
40 yrs. old                  since 2004. General Counsel, CITCO
                             Mutual Fund Services from 2003-2004.
                             Vice President and Associate Counsel,
                             Oppenheimer Funds from 2001-2003
                             and Vice President and Assistant
                             Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expense Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            BEGINNING       ENDING                       EXPENSE
                             ACCOUNT       ACCOUNT       ANNUALIZED       PAID
                              VALUE         VALUE         EXPENSE        DURING
                             4/30/04       10/31/04        RATIOS        PERIOD*
--------------------------------------------------------------------------------
CB CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN          $1,000.00     $1,012.30         0.94%         $4.75
HYPOTHETICAL 5% RETURN       1,000.00      1,020.41         0.94           4.77
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year:

                                                      DIVIDENDS
                                                    QUALIFYING FOR
      LONG-TERM                                       CORPORATE
      (15% RATE)       ORDINARY                       DIVIDENDS       QUALIFYING
     CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE       DIVIDEND
     DISTRIBUTION    DISTRIBUTION    DISTRIBUTION    DEDUCTION (1)    INCOME (2)
     ------------    ------------    ------------   --------------    ----------
        0.00%           100.00%        100.00%          100.00%         100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

                                     NOTES

                                     NOTES

                                     NOTES

                              CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-800-637-6884

                                    ADVISER:
                          CB Investment Managers, LLC
                              300 West Vine Street
                              Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Fund described.

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.